Loans from Third Parties (Details)	Sep. 30, 2022 USD ($)	Jan. 14, 2021	Oct. 20, 2020	Jun. 30, 2023 CNY (¥)	Jan. 31, 2023 USD ($)	Jan. 31, 2023 CNY (¥)	Jan. 24, 2023 USD ($)	Jan. 24, 2023 CNY (¥)	Sep. 30, 2022 CNY (¥)
Loans from Third Parties [Line Items]
Loan balance				¥ 770,000
Maturity date	Jan. 24, 2023	Jan. 14, 2023	Oct. 20, 2022
Loan repaid					$ 82,237	¥ 600,000
Beijing Angel Palace Education Technology Co.[Member]
Loans from Third Parties [Line Items]
Loan balance	$ 108,245								¥ 770,000
Maturity date	Mar. 09, 2023
Wuxi Huanxiang Culture Co., Ltd.[Member]
Loans from Third Parties [Line Items]
Loan balance	$ 107,542								¥ 765,000
Wuxi Huanxiang Xiniu Culture Co., Ltd [Member]
Loans from Third Parties [Line Items]
Loan balance							$ 107,542	¥ 765,000